Earnings (Loss) Per Share	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
15.	EARNINGS PER SHARE

The Company computes earnings per share (“EPS”) in accordance with ASC 260, Earnings per Share, which requires that non-vested restricted stock containing non-forfeitable dividend rights be treated as participating securities pursuant to the two-class method. Under the two-class method, net income is reduced by the amount of dividends declared in the period for common stock and participating securities. The remaining undistributed earnings are then allocated to common stock and participating securities as if all of the net income for the period had been distributed. The amounts of distributed and undistributed earnings allocated to participating securities for the 39-week periods ended October 1, 2016 and September 26, 2015 were insignificant and did not materially impact the calculation of basic or diluted EPS.

Basic EPS is computed by dividing income or loss available to common stockholders by the weighted average number of shares of common stock, shares in Redeemable common stock, if any, (including common stock issuances to key employees, vested restricted shares and vested restricted stock units) and non-vested restricted shares outstanding for the period.

Diluted EPS is computed using the weighted average number of shares of common stock, shares in Redeemable common stock, for the 39-week periods ended October 1, 2016 and September 26, 2015, and non-vested restricted shares outstanding for the period, plus the effect of potentially dilutive securities. Stock options and unvested restricted stock units are considered potentially dilutive securities.

The following table sets forth the computation of basic and diluted earnings per share:

	39-Weeks Ended
	October 1, 2016	September 26, 2015
Numerator:
Net income (in thousands)	$132,930	$177,463

Denominator:
Weighted-average common shares outstanding	193,269,252	169,583,156
Dilutive effect of Share-based awards	3,536,738	1,298,645

Weighted-average dilutive shares outstanding	196,805,990	170,881,801

Basic income per share	$0.69	$1.05

Diluted income per share	$0.68	$1.04

18.	EARNINGS (LOSS) PER SHARE

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC 260, Earnings per Share, which requires that non-vested restricted stock containing non-forfeitable dividend rights should be treated as participating securities pursuant to the two-class method. Under the two-class method, net income is reduced by the amount of dividends declared in the period for common stock and participating securities. The remaining undistributed earnings are then allocated to common stock and participating securities as if all of the net income for the period had been distributed. The amounts of distributed and undistributed earnings allocated to participating securities for the fiscal years 2015, 2014 and 2013 were insignificant and did not materially impact the calculation of basic or diluted EPS.

Basic EPS is computed by dividing income or loss available to common stockholders by the weighted average number of shares of common stock, shares in Redeemable common stock (including common stock issuances to key employees, vested restricted shares and vested restricted stock units) and non-vested restricted shares outstanding for the year.

Diluted EPS is computed using the weighted average number of shares of common stock, shares in Redeemable common stock and non-vested restricted shares outstanding for the period, plus the effect of potentially dilutive securities. Stock options and unvested restricted stock units are considered potentially dilutive securities. For fiscal years 2014 and 2013, potentially dilutive securities were not included in the computation because the effect would be antidilutive.

The following table sets forth the computation of basic and diluted earnings (loss) per share:

	2015	2014	2013
Numerator:
Net income (loss)(in thousands)	$167,518	$(72,914)	$(57,206)

Denominator:
Weighted-average common shares outstanding	169,560,616	169,467,651	169,634,649
Dilutive effect of Share-based awards	1,500,104	—	—

Weighted-average dilutive shares outstanding	171,060,720	169,467,651	169,634,649

Basic earnings (loss) per share	$0.99	$(0.43)	$(0.34)

Diluted earnings (loss) per share	$0.98	$(0.43)	$(0.34)

For fiscal years 2014 and 2013, Share-based awards representing 8,905,333 and 8,286,446 underlying common shares were not included in the computation of diluted earnings (loss) per share because their inclusion would be anti-dilutive.